Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories	18 Inventories

	At December 31,
Non- Current	2024	2023
Supplies	314	318
	314	318
Current
Supplies	4,725	4,881
Oil and byproducts	6,681	11,263
Others	4	4
	11,410	16,148